Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document Information Line Items
Entity Registrant Name	NEXTNAV INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On November 2, 2021, NextNav Inc. (the “Company,” “NextNav,” “we” or “us”) filed a Registration Statement on Form S-1 (File No. 333-260687), which was declared effective by the Securities and Exchange Commission (the “SEC”) on November 22, 2021 (the “Registration Statement”). On March 23, 2022, the Company filed Post-Effective Amendment No. 1 to the Registration Statement as an exhibit-only filing solely to file a consent of Ernst & Young LLP with respect to its report dated March 23, 2022 related to the financial statements of the Company contained in its Annual Report on Form 10-K for the year ended December 31, 2021.This Post-Effective Amendment No. 2 to the Registration Statement (this “Post-Effective Amendment”) is being filed to update the disclosure set forth in the Registration Statement, amended, to include information contained in the registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021, filed with the SEC on March 23, 2022, and Quarterly Report on Form 10-Q for the quarter ended June 30, 2022, filed with the SEC on August 10, 2022, and to update certain other information in the Registration Statement.The information included in this filing amends the Registration Statement and the prospectus contained therein (and all amendments thereto). No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement on November 2, 2021.
Entity Central Index Key	0001865631
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Jun. 30, 2022
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE